DISCONTINUED OPERATION - Schedule of Details of Entities Disposed (Details) - Nanjing Lucun [Member]	6 Months Ended
Jun. 30, 2025 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total assets	$ 64,850,329
Total liabilities	11,494,154
Total net assets	53,356,175
Total accumulated other comprehensive income	11,945,545
Subtotal	65,301,720
Total consideration	57,450,000
Total loss on sale of discontinued operation	$ (7,851,720)